TRADE ACCOUNTS RECEIVABLE - Changes in impairment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
TRADE ACCOUNTS RECEIVABLE
Financial assets at beginning of year	R$ 8,112,935
Financial assets at end of year	6,723,810	R$ 8,112,935
Trade accounts receivable
TRADE ACCOUNTS RECEIVABLE
Financial assets at beginning of year	4,875,394
Financial assets at end of year	5,176,958	4,875,394
Trade accounts receivable | Impairment
TRADE ACCOUNTS RECEIVABLE
Financial assets at beginning of year	(89,886)	(92,587)	R$ (107,772)
Impairment on financial assets during the year	(67,838)	(37,609)	(29,445)
Recoveries in the year	36,928	26,719	29,364
Write-offs	18,403	9,736	11,313
Exchange variation	(12,126)	3,855	3,953
Financial assets at end of year	R$ (114,519)	R$ (89,886)	R$ (92,587)